Restructuring and Related Activities	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
During the year ended December 31, 2024, the Company incurred restructuring charges of $5.6 million related to changes made to its senior management team.

During the year ended December 31, 2023, the Company incurred restructuring charges of $1.6 million primarily related to organizational changes made to its commercial and technical operations teams.

During the year ended December 31, 2022, the Company incurred restructuring charges of $9.9 million primarily related to the reorganization and realignment of resources of the Company's shared service functions and the separation of information technology systems following Teekay's dispositions related to Teekay LNG in January 2022. For the year ended December 31, 2022, $8.1 million of these costs were recovered from Teekay and Teekay LNG and were recorded as part of revenues in the consolidated statement of income.

As at December 31, 2024, 2023 and 2022, restructuring liabilities of $0.9 million, $0.7 million and $3.0 million, respectively, were recognized in accrued liabilities in the Company's consolidated balance sheets. As at December 31, 2024, a restructuring liability of $0.6 million was recognized in other long-term liabilities in the Company's consolidated balance sheet.